INCOME TAXES (Details 3) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Statement [Line Items]
Deferred income tax liability, Beginning	$ 9,192
Recognized in income (loss)	1,995	$ 860
Deferred income tax liability, ending	7,219	9,192
Deferred Income Tax Liability
Statement [Line Items]
Deferred income tax liability, Beginning	9,192		$ 8,924
Recognized in income (loss)	(1,995)	(860)
Recognized in other liabilities (flow-through shares)	(22)	(902)
Recognized in other comprehensive income	0	(226)
Deferred income tax liability, ending	$ 7,219	$ 9,192